Fair values of financial instruments carried at fair value - Global Banking and Markets fair value adjustments (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
GBM
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	$ 1,129	$ 1,348
Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	23	28
Risk-related | GBM
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	922	1,170
Risk-related | Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	23	28
– bid-offer | GBM
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	445	514
– bid-offer | Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	0	0
– uncertainty | GBM
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	68	106
– uncertainty | Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	1	1
– credit valuation adjustment | GBM
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	287	445
– credit valuation adjustment | Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	22	27
– debt valuation adjustment | GBM
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	(100)	(120)
– debt valuation adjustment | Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	0	0
– funding fair value adjustment | GBM
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	220	204
– funding fair value adjustment | Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	0	0
– other | GBM
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	2	21
– other | Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	0	0
Model-related | GBM
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	87	74
Model-related | Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	0	0
– model limitation | GBM
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	87	70
– model limitation | Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	0	0
– other | GBM
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	0	4
– other | Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	0	0
Inception profit (Day 1 P&L reserves)1 | GBM
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	120	104
Inception profit (Day 1 P&L reserves)1 | Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	$ 0	$ 0